Share-Based Payments - Summary of Number of Options Outstanding (Detail) shares in Millions, Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about options outstanding [line items]
Options outstanding at the end of December	99.7
Brazil [Member] | Ambev [member]
Disclosure of information about options outstanding [line items]
Options outstanding at 1 January	113.8	127.3	141.8
Options exercised during the year		(5.2)	(5.7)
Options forfeited during the year	(14.0)	(8.3)	(8.8)
Options outstanding at the end of December	99.8	113.8	127.3
AB inBev [member]
Disclosure of information about options outstanding [line items]
Options outstanding at 1 January	102.7	113.3	88.7
Options issued during the year			38.1
Options exercised during the year	(1.0)	(1.3)	(3.9)
Options forfeited during the year	(14.9)	(9.2)	(9.0)
Options lapsed during the year	(3.6)
Options outstanding at the end of December	83.2	102.7	113.3